RELATED PARTIES TRANSACTIONS	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

b)	Compensation of Key Management Personnel

The Company incurred management fees for services provided by key management personnel for the three and six months ended June 30, 2019 and 2018 as described below.

	Three Months ended		Nine Months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	$	$	$	$

Management Fees	62,968	30,000	164,478	90,000
Stock-based Compensation	-	-	30,000	-

	62,968	30,000	164,478	60,000